Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of cash, cash equivalents and restricted cash balances reported in the statements of cash flows
	December 31,
	2021	2022

Cash and cash equivalents, as reported on the balance sheets	$23,236	$5,836
Restricted cash, as reported on the balance sheets	618	850

Cash, cash equivalents, and restricted cash, as reported in the statements of cash flows	$23,854	$6,686

Schedule property and equipment are stated at cost, net of accumulated depreciation
%

Manufacturing equipment	10
Computers and software	33
Laboratory equipment	10 - 15
Furniture and office equipment	7 - 15
Cars	20

Schedule of Black-Scholes option-pricing model as the most appropriate fair value method
		Year ended December 31,
		2020	2021	2022

Expected term (years)	1	2.0-6.2	5.0-6.3	5.5-6.1
Expected volatility	2	90.8%-102.1%	85.5%-89.2%	43.5%-87.8%
Risk-free interest rate	3	0.1%-0.5%	0.8%-1.4%	1.6%-3.8%
Expected dividend yield	4	0%	0%	0%